Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Disclosure of share capital, reserves and other equity interest [text block]
13	Equity

Share capital

The share capital of the parent company Materialise NV consists of 52,890,761 ordinary nominative shares at December 31, 2018 (2017: 47,325,438; 2016: 47,325,438) with no nominal but par value of €0.058 in 2018 (2017: €0.058; 2016: €0.058) for a total amount of K€3,050 at December 31, 2018 (2017: K€2,729; 2016: K€2,729).

in 000€, except share data	Totalnumber offoundershares	Totalnumber ofordinaryshares	Total share-holders'capital	Total share-premium
Outstanding at January 1, 2016	−	47,325,438	2,729	78,098
Outstanding on December 31, 2016	−	47,325,438	2,729	79,019
Outstanding at January 1, 2017	−	47,325,438	2,729	79,019
Equity settled share-based payments expense	−	−	−	820
Outstanding on December 1, 2017	−	47,325,438	2,729	79,839
Outstanding at January 1, 2018	−	47,325,438	2,729	79,839
Capital increase in cash - public offering and private placement	−	5,403,125	312	59,575
Expenses directly attributable to public offering	−	−	−	(4,003)
Capital increase via exercise of warrants	−	162,198	9	593
Equity settled share-based payments expense	−	−	−	633
Outstanding on December 31, 2018	−	52,890,761	3,050	136,637

The shareholders’ capital increased by K€9 in 2018 as a result of the exercise of warrants outstanding and fully vested. The number of new shares issued was 162,198 at an average price of €3.72 per share, including share premium. The shareholders’ capital further increased in 2018 by K€312 due to a capital increase in cash. The number of new shares issued was 540,312,500 at an average price of €11.08 per share, including share premium.

Share premium

In Belgium, the portion of the capital increase in excess of par value is typically allocated to share premium.

The carrying value of the share premium is K€136,637 at December 31, 2018 (2017: K€79,839; 2016: K€79,019). The change in 2018 is the result of:

  The capital increase in cash-public offering and private placement of K€59,575, compensated by the expenses directly attributable to the public offering of K€ (4,003);
  The capital increase via exercise of warrants of K€593; and
  the share-based payment expense of K€633.

The change in 2017 and 2016 is the result of the share-based payment expense of K€820 and K€921, respectively.

Reserves

The nature and purpose of the reserves is as follows:

	As of December 31,
in 000€	2018	2017*	2016
Legal reserve	279	279	279
(Accumulated deficit)	(2,128)	(3,990)	(1,882)
Reserves	(1,849)	(3,711)	(1,603)

Based on the statutory result and after final result allocation approved by the annual shareholders meeting the legal reserve is increased by reserving 5% of the yearly statutory profit until the legal reserve reaches at least 10% of the shareholders’ capital. The legal reserve cannot be distributed to the shareholders.

The Group did not pay any dividend during 2018, 2017 and 2016.

Non-controlling interest

The non-controlling interest is zero per end of 2018, 2017 and 2016. No non-controlling interest is recognized for the 17% held by a third party in RapidFit+ as the amount was reclassified to a financial liability.

RapidFit+

The Group has purchased a call option and written a put-option on the non-controlling interest in Rapidfit+. The call option is accounted for in accordance with IFRS 9 and has an exercise price which is calculated according to a specified contractual formula based on the following parameters: invested capital, multiple of EBITDA minus net financial debt. Based on our analysis the call option remains out of the money and as such the fair value is estimated at zero at December 31, 2018. The call option is exercisable between 2015 and 2019.

The written put option has been recognized as a financial liability and measured at the fair value of the redemption amount and amounts to K€845 at December 31, 2018 (2017: K€788; 2016 K€735). The undiscounted estimated redemption amount totals K€875 at December 31, 2018 (2017: K€875; 2016: K€875). The redemption price has an exercise price according to a specified contractual formula based on the following parameters: invested capital, multiple of EBITDA minus net financial debt. The initial recognition resulted in a reclassification of K€264 from non-controlling interest and K€64 from consolidated reserves. The parameter “invested capital” of the contractual formula has been adjusted in December 2014 to reflect the impact of the capital increase and the exercise period has been extended with one year. As a result, the estimated redemption amount of the written put option has increased by K€273 which has been recorded in diminution of the consolidated reserves. The written put option is exercisable between 2017 and 2021 and it is management’s estimate that the put option will be exercised within 12 months. As such, the written put option is presented as an other current liability.

In addition, RapidFit+ has issued 0 dilution warrants to the non-controlling interest which are exercisable upon occurrence of certain specified events. The fair value of the dilution warrants is zero per end of 2018 (2017: zero; 2016: zero).